Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of intangible assets
Opening amount			£ 966,457	£ 837,564
Additions			177,722	232,001
Disposals			(32,637)	(20,858)
Amortization charge	£ (54,600)	£ (49,423)	(108,752)	(102,693)
Closing amount	1,002,790	946,014	1,002,790	946,014
Cost / gross value
Reconciliation of intangible assets
Opening amount			1,554,502	1,392,130
Closing amount	1,647,541	1,480,251	1,647,541	1,480,251
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(588,045)	(554,566)
Closing amount	(644,751)	(534,237)	(644,751)	(534,237)
Goodwill
Reconciliation of intangible assets
Opening amount			421,453	421,453
Closing amount	421,453	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening amount			421,453	421,453
Closing amount	421,453	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening amount			537,348	408,579
Additions			174,437	230,952
Disposals			(32,637)	(20,858)
Amortization charge			(107,013)	(101,051)
Closing amount	572,135	517,622	572,135	517,622
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening amount			1,102,880	943,896
Closing amount	1,192,634	1,030,967	1,192,634	1,030,967
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(565,532)	(535,317)
Closing amount	(620,499)	(513,345)	(620,499)	(513,345)
Other intangible assets
Reconciliation of intangible assets
Opening amount			7,656	7,532
Additions			3,285	1,049
Amortization charge			(1,739)	(1,642)
Closing amount	9,202	6,939	9,202	6,939
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening amount			30,169	26,781
Closing amount	33,454	27,831	33,454	27,831
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount			(22,513)	(19,249)
Closing amount	£ (24,252)	£ (20,892)	£ (24,252)	£ (20,892)